RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Commission, advertising and other revenues [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances

The principal related party transactions for the years ended December 31, 2012, 2013 and 2014 are summarized below:

	For the year ended December 31,
	2012	2013	2014

Non-compete waiver compensation revenues
Expedia (refer to a1) (3)	3,701,192	14,804,767	14,804,767

Commission, advertising and other revenues
1) Egencia Shanghai (refer to a2) (2)	44,358	36,153	74,024
2) Egencia Shanghai (refer to a2) (2)	198,631	417,382	820,947
3) Hotels.com (refer to a3) (1)	5,326,181	-	-
4) EAN (refer to a4) (1)	26,127,688	81,659,483	92,752,800
5) Expedia (refer to a5) (3)	394,003	1,185,101	2,725,630
6) Kuxun (refer to b3) (3)	339,669	94,745	-
7) 2014 Acquired Company (refer to f) (1)	263,328	9,032,926	9,519,281
8) Others (3)	176,298	92,340	353,541
Total	32,870,156	92,518,130	106,245,223

Related Party Revenues:
(1) Hotel reservations	31,717,197	90,692,409	102,272,081
(2) Air ticketing	242,989	453,535	894,971
(3) Other	4,611,162	16,176,953	17,882,938
Total	36,571,348	107,322,897	121,049,990

Commission, advertising and other expenses [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances
	For the year ended December 31,
	2012	2013	2014
Commission, advertising, bad debt provision and other expenses
1) Hotels.com (refer to a3)	314,866	159,839	98
2) TripAdvisor China (refer to b1)	3,422,325	5,335,431	-
3) Kuxun (refer to b2)	5,175,662	9,332,505	-
4) Tencent (refer to c1)	84,196	40,744	527,217
5) Tencent (refer to c2)	9,167,909	5,241,110	871,288
6) Jiuyou (refer to d)	45,188,643	63,171,034	34,848,211
7) Jiuyou (refer to d)	-	-	10,500,000
8) 2012 Affiliate Company (refer to e)	2,650,942	5,216,413	1,853,109
9) Others	708,944	832,475	1,546,575
Total	66,713,487	89,329,551	50,146,498

Amounts due from related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances

Amount due from related parties:

	December 31,
	2013	2014
1) Egencia Shanghai (refer to a2)	18,983,877	23,913,291
2) EAN (refer to a4)	6,913,654	6,696,218
3) Expedia (refer to a5)	97,319	2,826,636
4) Tencent (refer to c1)	20,327,198	15,514,839
5) Tencent (refer to c2)	5,000,000	999,998
6) Jiuyou (refer to d)	13,547,426	1,062,395
7) 2014 Acquired Company (refer to f)	100,000	-
8) Others	1,173,940	1,007,719
Amounts due from related parties	66,143,414	52,021,096

Amounts due to related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances

Amount due to related parties:

	December 31,
	2013	2014
1) Expedia (refer to a1)	25,908,342	11,103,575
2) Egencia Shanghai (refer to a2)	769,636	1,060,024
3) Egencia Shanghai (refer to a2)	532,450	532,450
4) Egencia Cayman (refer to a2)	18,290,700	9,141,600
5) EAN (refer to a4)	31,950,021	103,745,323
6) TripAdvisor China (refer to b1)	335,337	-
7) Kuxun (refer to b2)	288,905	-
8) Tencent (refer to c2)	417,602	351,388
9) 2012 Affiliate Company (refer to e)	311,025	62,211
10) 2014 Acquired Company (refer to f)	17,768,819	-
11) Others	437,326	1,913,699
Amounts due to related parties	97,010,163	127,910,270